CERTIFICATION

        Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Assets (1933 Act File No. 33-82568; 1940 Act File No. 811-08106) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Focus Assets, Neuberger & Berman Genesis Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman Partners Assets, and the form of Prospectus used with respect to Neuberger & Berman Socially Responsive Trust (each of the above listed series is a series of the Registrant) do not differ from those contained in Post-Effective Amendment No. 11 ("Amendment No. 11") to the Registrant's Registration Statement and (b) that Amendment No. 11 was filed electronically.





Dated:  December 22, 1997                   By:    /S/CLAUDIA A. BRANDON
                                                   ---------------------
                                                   Claudia A. Brandon
                                                   Secretary